INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Investments [Table Text Block]
	December 31,	December 31,	December 31,
	2015	2014	2013
Investments in trading securities at cost	$651,580	$710,297	$779,097
Unrealized gains (losses)	(550,366)	(629,285)	(638,067)
Investments in trading securities at fair market value	$101,214	$81,012	$141,030